Document and entity information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ING GROEP NV
Entity Central Index Key	0001039765
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,900,668,635
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Entity Voluntary Filers	No
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Address Address Line1	Bijlmerdreef 106
Entity Address City Or Town	Amsterdam
Entity address country	NL
Entity Address Postal Zip Code	1102 CT
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-14642
Entity Incorporation State Country Code	P7
Document Accounting Standard	International Financial Reporting Standards
Icfr Auditor Attestation Flag	true
Business Contact [Member]
Document And Entity Information [Line Items]
Contact Personnel Name	Erwin Olijslager
Country Region	31
City Area Code	20
Local Phone Number	564 7705
Contact Personnel Email Address	Erwin.Olijslager@ing.com
Entity Address Address Line1	Bijlmerdreef 106
Entity Address City Or Town	Amsterdam
Entity address country	NL
Entity Address Postal Zip Code	1102 CT
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line1	P.O. Box 1800
Entity Address City Or Town	Amsterdam
Entity address country	NL
Entity Address Postal Zip Code	1000 BV
American Depositary Shares [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING
Security Exchange Name	NYSE
3.150% Fixed Rate Senior Notes due 2022 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING22
Security Exchange Name	NYSE
3.950% Fixed Rate Senior Notes due 2027 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING27
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2022 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING22A
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2023 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING23A
Security Exchange Name	NYSE
4.100% Fixed Rate Senior Notes due 2023 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING23
Security Exchange Name	NYSE
4.550% Fixed Rate Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING28
Security Exchange Name	NYSE
3.550% Fixed Rate Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING24
Security Exchange Name	NYSE
4.050% Fixed Rate Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Trading Symbol	ING29
Security Exchange Name	NYSE